Annual Total Returns	Nov. 30, 2022
Prospectus #1 | Eaton Vance Focused Global Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Focused Global Opportunities Fund | Class A
Bar Chart Table:
2016	(0.48%)
2017	20.85%
2018	(7.80%)
2019	31.77%
2020	13.88%
2021	24.90%
2022	(18.72%)
Prospectus #2 | Eaton Vance International Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance International Small-Cap Fund | Class A
Bar Chart Table:
2016	0.74%
2017	36.86%
2018	(15.47%)
2019	24.31%
2020	12.99%
2021	13.84%
2022	(25.24%)